Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Various Guarantees and Indemnifications
(a)	Guarantees
The Bank enters into various types of guarantees and indemnifications in the normal course of business. Guarantees represent an undertaking to another party to make a payment to that party when certain specified events occur. The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2023	2022
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$48,417	$41,977
Liquidity facilities	7,060	6,361
Indemnifications	940	926

(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments
The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2023	2022
Commercial letters of credit	$695	$1,219
Commitments to extend credit (1)
Original term to maturity of one year or less	61,338	81,641
Original term to maturity of more than one year	222,705	186,067
Securities lending	56,174	52,178
Securities purchase and other commitments	736	1,105
Total	$341,648	$322,210

(1)	Includes liquidity facilities, and excludes commitments which are unconditionally cancellable at the Bank’s discretion at any time.

Summary of Carrying Value Of Pledged Assets and Details of Related Activities
In the ordinary course of business, securities and other assets are pledged against liabilities. As well, securities are sold under repurchase agreements. The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2023	2022
Assets pledged to:
Bank of Canada (1)	$133	$168
Foreign governments and central banks (1)	763	2,015
Clearing systems, payment systems and depositories (1)	1,810	1,628
Assets pledged in relation to exchange-traded derivative transactions	8,403	8,972
Assets pledged in relation to over-the-counter derivative transactions	26,871	29,658
Assets pledged as collateral related to securities borrowing and lending	150,698	133,363
Assets pledged in relation to covered bond program (Note 15) (2)	51,538	51,446
Assets pledged in relation to other securitization programs (Note 15)	3,169	1,397
Assets pledged under CMHC programs (Note 14)	22,108	24,886
Other	521	969
Total assets pledged	$266,014	$254,502
Obligations related to securities sold under repurchase agreements	140,296	122,552
Total (3)	$406,310	$377,054

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Excludes mortgages related to covered bonds held by the Bank or used for securities lending transactions.
(3)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.